The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2021 (Unaudited)

	Shares	Value ($)
Common Stocks 96.0%
France 21.9%
Banks 3.6%
BNP Paribas SA†	50,000	3,212,471

Beverages 1.2%
Pernod Ricard SA	4,870	1,076,281

Building Products 2.0%
Cie de Saint-Gobain	25,703	1,734,807

Insurance 1.5%
AXA SA	46,453	1,296,601

IT Services 3.4%
Capgemini SE	4,659	972,686
Worldline SA 144A*	26,000	1,988,974
		2,961,660
Media 0.4%
Vivendi SE†	26,175	330,794

Oil, Gas & Consumable Fuels 4.0%
TotalEnergies SE	73,871	3,538,652

Pharmaceuticals 1.3%
Sanofi	12,384	1,192,349

Professional Services 3.0%
Bureau Veritas SA	28,113	870,216
Teleperformance	4,382	1,727,130
		2,597,346
Textiles, Apparel & Luxury Goods 1.5%
Kering SA	1,891	1,349,952
Total France (Cost $18,037,685)		19,290,913

Germany 16.5%
Air Freight & Logistics 3.7%
Deutsche Post AG (Registered)	51,233	3,234,691

Capital Markets 1.9%
Deutsche Boerse AG	10,000	1,628,255

Chemicals 1.9%
LANXESS AG	24,000	1,629,321

Insurance 3.0%
Allianz SE (Registered)	11,645	2,629,442

Interactive Media & Services 1.4%
Scout24 AG 144A	18,000	1,250,778

Pharmaceuticals 1.6%
Merck KGaA	6,372	1,385,703

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	24,296	1,000,264

Specialty Retail 0.6%
Auto1 Group SE 144A*	15,590	570,383

Textiles, Apparel & Luxury Goods 1.3%
adidas AG	3,713	1,169,554
Total Germany (Cost $11,434,563)		14,498,391

	Shares	Value ($)
Switzerland 13.5%
Building Products 1.7%
Geberit AG (Registered)	2,037	1,503,957

Chemicals 2.9%
Sika AG (Registered)	8,000	2,544,364

Food Products 1.8%
Nestle SA (Registered)	12,997	1,569,612

Life Sciences Tools & Services 2.2%
Lonza Group AG (Registered)	2,604	1,957,744

Pharmaceuticals 2.9%
Roche Holding AG	6,932	2,540,074

Semiconductors & Semiconductor Equipment 2.0%
STMicroelectronics NV	40,840	1,787,398
Total Switzerland (Cost $10,407,290)		11,903,149

United Kingdom 12.1%
Banks 2.4%
HSBC Holdings PLC	406,986	2,140,357

Commercial Services & Supplies 1.5%
Rentokil Initial PLC	162,637	1,279,738

Hotels, Restaurants & Leisure 3.1%
Compass Group PLC*	131,924	2,710,787

Media 1.9%
Informa PLC*	221,479	1,640,619

Pharmaceuticals 1.7%
AstraZeneca PLC	12,699	1,533,794

Professional Services 1.5%
RELX PLC	46,744	1,353,146
Total United Kingdom (Cost $10,037,439)		10,658,441

Netherlands 9.4%
Aerospace & Defense 1.1%
Airbus SE*	7,032	937,994

Chemicals 1.1%
Koninklijke DSM NV	4,784	957,757

Entertainment 0.8%
Universal Music Group NV*†	26,175	701,175

Health Care Equipment & Supplies 1.6%
Koninklijke Philips NV	31,948	1,419,521

Semiconductors & Semiconductor Equipment 4.8%
ASML Holding NV	5,700	4,266,641
Total Netherlands (Cost $5,025,836)		8,283,088

Ireland 5.5%
Construction Materials 2.0%
CRH PLC	37,229	1,749,948

Containers & Packaging 1.6%
Smurfit Kappa Group PLC	26,343	1,385,402

Food Products 1.9%
Kerry Group PLC ''A''	12,549	1,686,992
Total Ireland (Cost $4,318,455)		4,822,342

	Shares	Value ($)

Denmark 5.3%
Electric Utilities 0.7%
Orsted A/S 144A	4,638	613,581

Electrical Equipment 1.5%
Vestas Wind Systems A/S	32,802	1,316,477

Pharmaceuticals 3.1%
Novo Nordisk A/S ''B''	28,229	2,734,024
Total Denmark (Cost $2,544,795)		4,664,082

Sweden 3.7%
Banks 2.0%
Swedbank AB ''A''	85,000	1,721,575

Communications Equipment 1.7%
Telefonaktiebolaget LM Ericsson ''B''†	134,387	1,521,351
Total Sweden (Cost $2,855,281)		3,242,926

Spain 3.0%
Construction & Engineering 3.0%
Ferrovial SA (Cost $2,172,523)	91,653	2,679,846

Italy 3.0%
Electric Utilities 3.0%
Enel SpA (Cost $2,588,934)	340,000	2,620,667

Australia 2.1%
Metals & Mining 2.1%
BHP Group PLC (Cost $1,028,013) (a)	71,100	1,810,107
Total Common Stocks (Cost $70,450,814)		84,473,952

Preferred Stocks 1.9%
Germany 1.9%
Automobiles 1.9%
Porsche Automobil Holding SE	8,712	867,679
Volkswagen	3,506	786,779
		1,654,458
Total Germany (Cost $1,791,395)		1,654,458
Total Preferred Stocks (Cost $1,791,395)		1,654,458

Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost 5,985,364) (b) (c)	5,985,364	5,985,364

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (Cost $1,446,800) (c)	1,446,800	1,446,800

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $79,674,373)	106.3	93,560,574
Other Assets and Liabilities, Net	(6.3)	(5,576,866)
Net Assets	100.0	87,983,708

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (b) (c)
–	5,985,364(d)	–	–	–	15,380	–	5,985,364	5,985,364
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (c)
2,367,115	8,293,534	9,213,849	–	–	231	–	1,446,800	1,446,800
2,367,115	14,278,898	9,213,849	–	–	15,611	–	7,432,164	7,432,164

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2021 amounted to $5,708,122, which is 6.5% of net assets.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
France	$19,290,913	$—	$—	$19,290,913
Germany	16,152,849	—	—	16,152,849
Switzerland	11,903,149	—	—	11,903,149
United Kingdom	10,658,441	—	—	10,658,441
Netherlands	8,283,088	—	—	8,283,088
Ireland	4,822,342	—	—	4,822,342
Denmark	4,664,082	—	—	4,664,082
Sweden	3,242,926	—	—	3,242,926
Spain	2,679,846	—	—	2,679,846
Italy	2,620,667	—	—	2,620,667
Australia	1,810,107	—	—	1,810,107
Short-Term Instruments (e)	7,432,164	—	—	7,432,164
Total	$93,560,574	$—	$—	$93,560,574

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH3

R-080548-1 (1/23)